Note 4 - Loans and Related Allowance for Loan and Lease Losses - Past Due Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans, current balance	$ 915,131	$ 605,703
Loans, past due	8,082	3,437
Loans, total	923,213	609,140
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	5,501	2,018
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	257	219
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	2,324	1,200
Commercial And Industrial [Member]
Loans, current balance	99,633	60,407
Loans, past due	1,713	223
Loans, total	101,346	60,630
Commercial And Industrial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	1,607	17
Commercial And Industrial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	29	2
Commercial And Industrial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	77	204
Real Estate Construction Porfolio Segment [Member]
Loans, current balance	47,017	23,709
Loans, past due	0	0
Loans, total	47,017	23,709
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, current balance	314,866	268,041
Loans, past due	3,291	2,789
Loans, total	318,157	270,830
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, current balance	434,879	249,081
Loans, past due	3,068	409
Loans, total	437,947	249,490
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	1,977	1,909
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	1,907	92
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	227	207
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	1
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	1,087	673
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	1,160	317
Consumer Portfolio Segment [Member]
Loans, current balance	18,736	4,465
Loans, past due	10	16
Loans, total	18,746	4,481
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	10
Consumer Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due		10
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due		$ 6